Fair Value Measurement (Tables)	12 Months Ended
May 31, 2021
Fair Value Disclosures [Abstract]
Schedule of Available-for-Sale Securities Recorded in Long Term Investments Measured and Recorded at Fair Value on Recurring Basis

	As of May 31, 2020
	Quoted Prices in	Significant Other	Significant
	Active Market for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
Description	Level 1	Level 2	Level 3	Total
	US$	US$	US$	US$
Long-term investments:
Equity securities with readily determinable fair values	27,696	—	—	27,696
Available-for-sale investments (a)	—	41,889	159,926	201,815
Total	27,696	41,889	159,926	229,511

	As of May 31, 2021
	Quoted Prices in	Significant Other	Significant
	Active Market for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
Description	Level 1	Level 2	Level 3	Total
	US$	US$	US$	US$
Long-term investments:
Equity securities with readily determinable fair values	24,418	—	—	24,418
Available-for-sale investments (a)	—	159,083	65,232	224,315
Total	24,418	159,083	65,232	248,733

(a)
As of May 31, 2021, the fair value of total
available-for-sale
investments amounted to US$224,315, with original cost of US$123,079 and unrealized gain of US$101,236. As of May 31, 2020, the fair value of total available-for-sale
investments amounted to US$201,815, with original cost of US$126,147 and unrealized gain of US$75,668.

Reconciliation of the fair value measurements of assets and liabilities using significant unobservable inputs	The following table provides additional information about the reconciliation of the fair value measurements of assets and liabilities using significant unobservable inputs (level 3).

Level 3
investments
US$
Balance as of June 1, 2019	161,031
Initial recognition	10,000
Transfer from level 2	11,534
Transfer to level 2	(5,713)
Unrealized loss	(16,926)

Balance as of May 31, 2020	159,926
Initial recognition	35,705
Transfer to level 2	(122,109)
Disposals	(16,370)
Unrealized gain	24,507
Impairment	(26,289)
Foreign exchange difference	9,862

Balance as of May 31, 2021	65,232